Capital stock and capital surplus_Details of share capital (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	6 Months Ended
	Jun. 30, 2018 KRW (₩) ₩ / shares shares	Jun. 30, 2017	Jun. 30, 2018 USD ($) shares	Dec. 31, 2017 KRW (₩) ₩ / shares shares
Disclosure of classes of share capital [Line Items]
Shares of common stock authorized	5,000,000,000		5,000,000,000	5,000,000,000
Par value | ₩ / shares	₩ 5,000			₩ 5,000
Shares of common stock issued	676,000,000		676,000,000	676,000,000
Capital stock	₩ 3,381,392		$ 3,041,367	₩ 3,381,392
Description Of changes in numbers of issued shares of common stock	There is no change to be disclosed in numbers of issued and outstanding shares of common stock for the six months ended June, 2018 and 2017.	There is no change to be disclosed in numbers of issued and outstanding shares of common stock for the six months ended June, 2018 and 2017.